Accounts payable, accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023
Deferred revenue	$829,839	$827,525
Accounts payable and accrued expenses	465,665	444,042
Accrued interest	408,106	348,568
Operating lease liabilities (Note 17)	55,777	92,083
Derivative liabilities (Note 12)	15,440	80,840
	$1,774,827	$1,793,058